Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

1.	Organization and Business
Cottonwood Communities, Inc. (the “Company,” “CCI,” “we,” “us,” or “our”) invests in a diverse portfolio of multifamily apartment communities and multifamily real estate-related assets throughout the United States. We are externally managed by our advisor, CC Advisors III, LLC (“CC Advisors III”), a wholly-owned subsidiary of our sponsor, Cottonwood Communities Advisors, LLC (“CCA”). We were incorporated in Maryland in 2016. We hold all of our assets through our Operating Partnership. Our Operating Partnership was Cottonwood Communities O.P., LP (“CCOP”) prior to the CRII Merger (as defined below) and is Cottonwood Residential O.P., LP (“CROP”) after the CRII Merger, as described below. The Operating Partnership, together with its subsidiaries, holds the Company’s real estate interests and conducts the ongoing operations of the Company. We are the sole member of the sole general partner of the Operating Partnership and own general partner interests in the Operating Partnership alongside third party limited partners.
We are a
non-traded
perpetual-life, net asset value (“NAV”) real estate investment trust (“REIT”). We qualified as a REIT for U.S. federal income tax purposes beginning with the taxable year ended December 31, 2019. We generally will not be subject to U.S. federal income taxes on our taxable income to the extent we annually distribute all of our net taxable income to stockholders and maintain our qualification as a REIT.
From August 13, 2018 to December 22, 2020 we conducted an initial public offering of our common stock (the “Initial Offering”), for which received gross proceeds of $122.0 million. The Initial Offering ended in December 2020 as we pursued the 2021 Mergers described below. On November 4, 2021, after the 2021 Mergers were completed, we registered with the SEC an offering of up to $1.0 billion of shares of common stock (the
“Follow-on
Offering”), consisting of up to $900.0 million in shares of common stock offered in a primary offering (the “Primary Offering”) and $100.0 million in shares under our distribution reinvestment plan (the “DRP Offering”).
On November 8, 2019, we commenced a private placement offering exempt from registration under the Securities Act pursuant to which we offered a maximum of $128.0 million in shares of Series 2019 Preferred Stock to accredited investors at a purchase price of $10.00 per share (the “Private Offering”). As of March 31, 2022, we had received gross proceeds of $127.3 million from the Private Offering. The offering was fully subscribed in March 2022.
We own and operate a diverse portfolio of investments in multifamily apartment communities located in targeted markets throughout the United States. As of March 31, 2022, our portfolio consists of ownership interests or structured investment interests in 33 multifamily apartment communities with a total of 9,746 units, including 1,373 units in four multifamily apartment communities in which we have a structured investment interest and another 1,079 units in four multifamily apartment communities under construction. In addition, we have an ownership interest in three parcels of land planned for development.
The 2021 Mergers
On January 26, 2021, we entered into
stock-for-stock
and
unit-for
unit merger agreements with three affiliated REITs. The merger with Cottonwood Residential II, Inc. (“CRII,” the “CRII Merger”) closed on May 7, 2021. The merger with Cottonwood Multifamily REIT I, Inc. (“CMRI,” the “CMRI Merger”) closed on July 7, 2021. The merger with Cottonwood Multifamily REIT II, Inc. (“CMRII,” the “CMRII Merger”) also closed on July 7, 2021. We refer to the CRII Merger, the CMRI Merger and the CMRII Merger as the “2021 Mergers.”
CRII stockholders received (i) 2.015 shares of our Class A common stock in exchange for their shares of common stock, (ii) one share of our Series 2016 preferred stock in exchange for their CRII Series 2016 preferred stock, and (iii) one share of our Series 2017 preferred stock in exchange for their CRII Series 2017 preferred stock.
CROP, the Operating Partnership of CRII, replaced CCOP as our Operating Partnership. The participating partnership units of CROP, which excluded preferred units, were split by a ratio of 2.015 (“CROP Unit Split”). Issued and outstanding partnership units of CCOP, which included Series 2019 Preferred units, LTIP units, Special LTIP units, general partner units and common limited partnership units converted into corresponding units at CROP, the terms of which were identical to the converted CCOP partnership unit.
After giving effect to the CROP Unit Split, each preferred unit, general partner unit, common limited partnership unit, and LTIP unit of CROP remained issued and outstanding
CMRI stockholders received 1.175 shares of our Class A common stock in exchange for their CMRI common stock. CMRII’s stockholders received 1.072 shares of our Class A common stock in exchange for their CMRII common stock. In connection with the mergers of the operating partnerships of each of CMRI and CMRII with and into CROP, the partnership units outstanding, which were split to equal the amount of the common stock outstanding, were converted into CROP common units at the same ratio as the common stock. Each asset held by CMRI and CMRII was owned through joint ventures with CROP. As a result of the consummation of the CMRI Merger and the CMRII Merger, our ownership interest in the properties held through joint ventures with CMRI and CMRII increased to 100% on July 15, 2021.
Through the 2021 Mergers we acquired interests in 22 stabilized multifamily apartment communities, four multifamily development projects, one structured investment, and land held for development. We also acquired CRII’s property management business and its employees, an advisory contract with Cottonwood Multifamily Opportunity Fund, Inc. (“CMOF”), and personnel who performed certain administrative and other services for us on behalf of CC Advisors III.
CC Advisors III continues to manage our business as our external advisor pursuant to an amended and restated advisory agreement. With the exception of our Chief Legal Officer, Chief Operating Officer, Chief Accounting Officer and Chief Development Officer, we do not employ our executive officers.
Much of our structure and agreements have changed materially as a result of the 2021 Mergers. Accordingly, information presented in these condensed consolidated financial statements may not be directly comparable to prior periods.

1. Organization and Business
Cottonwood Communities, Inc. (the “Company,” “CCI,” “we,” “us,” or “our”) invests in a diverse portfolio of multifamily apartment communities and multifamily real estate-related assets throughout the United States. We are externally managed by our advisor, CC Advisors III, LLC (“CC Advisors III”), a wholly owned subsidiary of our sponsor, Cottonwood Communities Advisors, LLC (“CCA”). We were incorporated in Maryland in 2016. We hold all of our assets through our Operating Partnership. Our Operating Partnership was Cottonwood Communities O.P., LP (“CCOP”) prior to the CRII Merger and is Cottonwood Residential O.P., LP (“CROP”) after the CRII Merger, as described below. We are the sole member of the sole general partner of the Operating Partnership and own general partner interests in the Operating Partnership alongside third party limited partners.
Cottonwood Communities, Inc. is a
non-traded
perpetual-life, net asset value (“NAV”) real estate investment trust (“REIT”). We qualified as a REIT for U.S. federal income tax purposes beginning with the taxable year ended December 31, 2019. We generally will not be subject to U.S. federal income taxes on our taxable income to the extent we annually distribute all of our net taxable income to stockholders and maintain our qualification as a REIT.
From August 13, 2018 to December 22, 2020 we conducted an initial public offering of our Class A and Class TX (formerly Class T) common stock (the “Initial Offering”), for which received gross proceeds of $122.0 million. The Initial Offering ended December 2020 as we pursued the Mergers described below. On November 4, 2021, after the Mergers were completed, we registered with the SEC an offering of up to $1.0 billion of shares of common stock (the
“Follow-on
Offering”), consisting of up to $900.0 million in shares of common stock offered in a primary offering (the “Primary Offering”) and $100.0 million in shares under our distribution reinvestment plan (the “DRP Offering”).
Shares in the Initial Offering had different underwriting compensation structures, which compensation was paid by our advisor on our behalf. Underwriting compensation for Class T, Class D, and Class I shares offered in the
Follow-on
Offering are paid by investors through an adjustment to the purchase price or their distribution (depending on the share class) or borne by us, subject to certain limitations.
On November 8, 2019, we commenced a private placement offering exempt from registration under the Securities Act pursuant to which we offered a maximum of $128.0 million in shares of Series 2019 Preferred Stock to accredited investors at a purchase price of $10.00 per share (the “Private Offering”). Offering-related expenses in the Private Offering were paid by us. As December 31, 2021, we had received gross proceeds of $111.9 million from the Private Offering. The offering was fully subscribed by March 2022.
We own and operate a diverse portfolio of investments in multifamily apartment communities located in targeted markets throughout the United States. As of December 31, 2021, our portfolio consists of ownership interests or structured investment interests in 33 multifamily apartment communities in 13 states with 9,746 units, including 1,373 units in four multifamily apartment communities in which we have a structured investment interest and another 1,079 units in four multifamily apartment communities under construction. In addition, we have an ownership interest in three parcels of land planned for development.
The Mergers
On January 26, 2021, we entered into
stock-for-stock
and
unit-for
unit merger agreements with three affiliated REITs. The merger with Cottonwood Residential II, Inc. (“CRII,” the “CRII Merger”) closed on May 7, 2021. The merger with Cottonwood Multifamily REIT I, Inc. (“CMRII,” the “CMRII Merger”) closed on July 7,
2021. The merger with Cottonwood Multifamily REIT II, Inc. (“CMRII,” the “CMRII Merger”) also closed on July 7, 2021. We refer to the CRII Merger, the CMRI Merger and the CMRII Merger as the “Mergers.”
CRII stockholders received (i) 2.015 shares of our Class A common stock in exchange for their shares of common stock, (ii) one share of our Series 2016 preferred stock in exchange for their CRII Series 2016 preferred stock, and (iii) one share of our Series 2017 preferred stock in exchange for their CRII Series 2017 preferred stock.
Cottonwood Residential O.P., LP (“CROP”), the Operating Partnership of CRII, replaced Cottonwood Communities O.P., LP (“CCOP”) as our Operating Partnership. The participating partnership units of CROP, which excluded preferred units, were split by a ratio of 2.015 (“CROP Unit Split”). Issued and outstanding partnership units of CCOP, which included Series 2019 Preferred Units, LTIP units, Special LTIP units, general partner units and common limited partnership units converted into corresponding units at CROP, the terms of which were identical to the converted CCOP partnership unit.
After giving effect of the CROP Unit Split, each preferred unit, general partner unit, common limited partnership unit, and LTIP unit of CROP remained issued and outstanding
CMRI stockholders received 1.175 shares of our Class A common stock in exchange for their CMRI common stock. CMRII’s stockholders received 1.072 shares of our Class A common stock in exchange for their CMRII common stock. Each partnership unit in the Operating Partnership of the respective REIT, the equivalent number of respective common stock in CMRI and CMRII, converted into common limited partner units in CROP at the same exchange ratio. Each asset held by CMRI and CMRII was owned through joint ventures with CROP. As a result of the consummation of the CMRI Merger and the CMRII Merger, our ownership interest in the properties held through joint ventures with CMRI and CMRII increased to 100% on July 15, 2021.
Through the Mergers we acquired interests in 22 stabilized multifamily apartment communities, four multifamily development projects, one structured investment, and land held for development. We also acquired CRII’s property management business and its employees, an advisory contract with Cottonwood Multifamily Opportunity Fund, Inc. (“CMOF”), and personnel who performed certain administrative and other services for us on behalf of CCA III.
CCA III continues to manage our business as our external advisor pursuant to an amended and restated advisory agreement. With the exception of our Chief Legal Officer, Chief Operating Officer, Chief Accounting Officer and Executive Vice President, we do not employ our executive officers.
Much of our structure and agreements have changed materially as a result of the Mergers. Accordingly, information presented in these consolidated financial statements may not be directly comparable to prior periods.